Note 7 - Other Notes Payable (Details) (USD $)	1 Months Ended				9 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended
	Mar. 31, 2014	Jan. 31, 2013	Jul. 31, 2012	Nov. 30, 2010	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 06, 2013	Mar. 31, 2013	Sep. 30, 2014	Mar. 31, 2012	Apr. 30, 2011
Note 7 - Other Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount				$ 3,000,000
Debt Instrument, Interest Rate, Stated Percentage				3.50%
Other Nonoperating Expense					1,356,177	1,356,177
Line of Credit Facility, Maximum Borrowing Capacity											543,823
Units Issued During Period (in Shares)				10,714,286
Proceeds from Issuance or Sale of Equity				3,000,000
Units, Shares of Common Stock Per Unit (in Dollars per share)				$ 1
Stock Issued During Period, Shares, Conversion of Units (in Shares)				10,714,286
Stock Issued During Period, Value, Conversion of Units				2,775,300			3,558,775
Debt Instrument, Unamortized Discount				2,775,300
Debt Instrument, Maturity				10 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)						$ 1.33				$ 1.37
Proceeds from Issuance of Private Placement	3,503,314	9,829,014	5,516,495			9,829,014	5,516,495
Payments for Commissions		1,104,202
Issued to Placement Agents and Subagents [Member]
Note 7 - Other Notes Payable (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	72,750
Payments for Commissions	145,500
Investment from Non-employee Directors [Member]
Note 7 - Other Notes Payable (Details) [Line Items]
Proceeds from Issuance of Private Placement	1,100,000	402,000	269,980
April 2011 Note [Member]
Note 7 - Other Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount								4,289,444				2,000,000
Debt Instrument, Interest Rate, Stated Percentage								5.50%				10.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)												$ 0.60
Accrued Interest Added to Principal Balance of a Note Payable								389,444	389,444
Increase in Principal Balance of Note Payable								1,900,000	1,900,000
Debt Instrument, Fair Value Disclosure								3,745,621
The 2011 Junior Secured Convertible Note [Member]
Note 7 - Other Notes Payable (Details) [Line Items]
Other Nonoperating Expense						1,356,177
Junior Secured Notes Payable 2014 [Member] | Shareholders' Equity [Member]
Note 7 - Other Notes Payable (Details) [Line Items]
Proceeds from Issuance of Debt	413,057
Junior Secured Notes Payable 2014 [Member]
Note 7 - Other Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount	3,725,000
Debt Instrument, Interest Rate, Stated Percentage	12.00%
Debt Instrument, Unamortized Discount	413,057
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in Shares)	0.3
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	1,117,500
Proceeds from Secured Notes Payable	3,725,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 1.75
Debt Instrument, Convertible, Remaining Discount Amortization Period	5 years
Placement Agent Warrants [Member] | Other Assets [Member]
Note 7 - Other Notes Payable (Details) [Line Items]
Deferred Finance Costs, Net	30,210
Other Offering Expenses [Member] | Other Assets [Member]
Note 7 - Other Notes Payable (Details) [Line Items]
Deferred Finance Costs, Net	76,186
Officer [Member]
Note 7 - Other Notes Payable (Details) [Line Items]
Units Issued During Period (in Shares)				882,726
Proceeds from Issuance or Sale of Equity				247,164
Director [Member]
Note 7 - Other Notes Payable (Details) [Line Items]
Units Issued During Period (in Shares)				567,203
Proceeds from Issuance or Sale of Equity				$ 158,816